Offsetting Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Offsetting [Abstract]
Offsetting Assets and Liabilities [Table Text Block]
The composition of offsetting derivative instruments, financial assets, and financial liabilities was as follows.

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets/(Liabilities) Presented in the Consolidated Balance Sheet
				Gross Amounts Not Offset in the Consolidated Balance Sheet
December 31, 2015 ($ in millions)				Financial Instruments	Collateral (a) (b) (c)	Net Amount
Assets
Derivative assets in net asset positions	$224	$—	$224	$(69)	$(67)	$88
Derivative assets in net liability positions	9	—	9	(9)	—	—
Total assets (d)	$233	$—	$233	$(78)	$(67)	$88
Liabilities
Derivative liabilities in net liability positions	$(68)	$—	$(68)	$9	$2	$(57)
Derivative liabilities in net asset positions	(69)	—	(69)	69	—	—
Derivative liabilities with no offsetting arrangements	(8)	—	(8)	—	—	(8)
Total derivative liabilities (d)	(145)	—	(145)	78	2	(65)
Securities sold under agreements to repurchase (e)	(648)	—	(648)	—	648	—
Total liabilities	$(793)	$—	$(793)	$78	$650	$(65)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

(b)
Amounts disclosed are limited to the financial asset or liability balance and, accordingly, exclude excess collateral received or pledged and noncash collateral received. $7 million of noncash derivative collateral pledged to us was excluded at December 31, 2015. We do not record such collateral received on our Consolidated Balance Sheet unless certain conditions are met.

(c)
Certain agreements grant us the right to sell or pledge the noncash assets we receive as collateral. Noncash collateral pledged to us where the agreement grants us the right to sell or pledge the underlying assets had a fair value of $7 million at December 31, 2015. We have not sold or pledged any of the noncash collateral received under these agreements as of December 31, 2015.

(d)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(e)	For additional information on securities sold under agreements to repurchase, refer to Note 15.

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets/(Liabilities) Presented in the Consolidated Balance Sheet
				Gross Amounts Not Offset in the Consolidated Balance Sheet
December 31, 2014 ($ in millions)				Financial Instruments	Collateral (a)	Net Amount
Assets
Derivative assets in net asset positions	$216	$—	$216	$(60)	$(68)	$88
Derivative assets in net liability positions	47	—	47	(47)	—	—
Total assets (b)	$263	$—	$263	$(107)	$(68)	$88
Liabilities
Derivative liabilities in net liability positions	$(188)	$—	$(188)	$47	$54	$(87)
Derivative liabilities in net asset positions	(60)	—	(60)	60	—	—
Derivative liabilities with no offsetting arrangements	(4)	—	(4)	—	—	(4)
Total derivative liabilities (b)	(252)	—	(252)	107	54	(91)
Securities sold under agreements to repurchase (c)	(774)	—	(774)	—	774	—
Total liabilities	$(1,026)	$—	$(1,026)	$107	$828	$(91)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(c)	For additional information on securities sold under agreements to repurchase, refer to Note 15.